Summary of significant accounting policies (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling interests	$ 850,152	$ 244,228
Infobird Guiyang [Member]
Noncontrolling interests	(73,283)	245,009
Infobird Anhui [Member]
Noncontrolling interests	(12)	(781)
Shanghai Qishuo [Member]
Noncontrolling interests	$ 923,447